UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2013

Date of reporting period: October 31, 2012

Item 1.	Reports to Stockholders.

Semi-Annual Report October 31, 2012

The Advisors' Inner Circle Fund

CAMBIAR INVESTORS

manager for all seasons

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2012

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Cambiar Investors, LLC

Shareholder Letter

October 31, 2012

Dear Investor:

During the first part of the 2012-13 fiscal year of the Cambiar Funds, equity markets around the world generated relatively flat performance, as a rally from June 2012 onwards generally offset losses incurred in the April-June time period. For the bulk of the last two years, markets have remained highly focused on the risks associated with elevated public sector indebtedness in many nations, with Europe generating the most noise in the press. The core issue has been whether Europe would act like a legitimate union or let a moderate solvency issue fester into a major solvency issue that engulfs the global financial system.

These issued appeared poised to potentially return to a rapid boil (again) in 2012; however, Central Bank actions and cooler-headed policy making have prevailed. Though strains shall likely persist for some time, it seems reasonable to conclude that Europe will manage its national debt instruments and economies to serviceability, but not exactly to greater prosperity. As evidence mounted that European financial stability mechanisms would be coupled with Central Bank financing to support its more troubled nations, markets around the world stabilized.

The third calendar quarter of 2012 also witnessed the low tick, at least for the moment, in global interest rates. U.S. Treasury 10-year bond yields bottomed in July at 1.38%, German 10-year bunds at 1.16%, and U.K. gilts at 1.43%, with yields in other safe haven nations bottoming at rates well below 2%. The sharp declines in global bond yields since the outbreak of European sovereign solvency concerns in mid-2011 have been breathtaking, at least in percentage terms. For the bulk of the first half of 2011, U.S. Treasury 10-year yields hovered at 3.5-3.6%, causing the decline to this year’s lows to represent a 60% decrease in yield over a 5-quarter time span. By contrast, during the period of disinflation in the 1980s and 1990s, it took over 10 years for rates to fall by the same (60%) magnitude from their peak in 1982 to the early 1990s. At yields so low, bond yields connote a morbid economic forecast of deflation, limited economic growth potential globally, and persistently low demand for capital — though these pricing signals may be distorted by Central Bank activities and capital flight. The pricing signal from bonds remains unsettling; however, bond yields have quietly climbed up from their lows to suggest an incrementally less disturbing future during the quarter.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

With Central Banks coming off the metaphorical bench to cordon off systemic risks from ballooning public debts and deflationary risks, stocks become academically speaking both less risky and more appealing intrinsically. As a practical matter, we observe that a great number of market participants had convinced themselves that Europe would dissolve under the weight of squabbling, disagreement, and inaction leading to global systemic problems, and had positioned themselves either very defensively or out of the markets altogether. Fearing weak performance, a momentum chase in some of the better performing stocks and sectors broke out in earnest in late summer. For the better part of the last 15 months, a highly defensive bias has outperformed, placing a greater value on acyclical and defensive business characteristics. Notwithstanding the more positive economic and pricing potential that more active Central Banks portend, price momentum continued to be strong in the more defensive areas of the market in the summer months. If indeed the deflationary outlook is to give way out of necessity to a more reflationary reality, it is perhaps time to lean toward a broader range of businesses more apt to prosper under a more constructive world view.

Entering the 2012 calendar year, the Cambiar Funds did not adopt such a highly defensive bias, and performance consequently lagged the markets in the last six months by a couple of percentage points, depending on the Fund. Having endured a punishing round of valuation compression in the second half of 2011, we reasoned that stocks in the energy, industrial, technology, materials, and financial sectors (among others) had already well discounted weaker global growth and the deflationary threat embedded in ultra low bond yields. While we haven’t incurred material further losses in these areas versus what took place in 2011, gaining upward traction has been episodic rather than consistent, and frustratingly limited.

With market valuations well stretched between stable/defensive businesses versus more cyclically sensitive businesses, we sense the opportunity to get more constructive may be accompanied by a blustery period of man-made volatility for the next quarter or two. Following the Presidential election in November, the “fiscal cliff” talk will (in our estimation) become quite loud shortly after the elections are concluded. Nobody has a clear view of what may occur to resolve future tax and spending policies, though there are smoke signals to suggest a few loosely formed plans are afoot in Washington to deal with these issues. Whatever your political persuasion, the degrees of freedom to truly resolve the deep fiscal problems that confront the U.S. are modest at best, so the election matters more toward which way the solutions lean versus what they actually are going to be (see the Simpson-Bowles / National Commission on Fiscal Responsibility and Reform for what the solutions more or less have to be, whoever gets elected).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The uncertainty around fiscal implementation may lead to a mini “Y2K” type of dynamic — where economic activity is artificially moved in time, in this case out of 4Q12-1Q13 and into the back half of 2013. The net effect would be a growth divot in the near term, but potentially above-trend economic growth in late 2013. If one baselines off of how the U.S. economy is trending in 2012, this time-shift may lead to 3-4% growth in the latter part of 2013 (housing way up, exports up, oil imports heading lower, auto may put in a 15-16 mm units year, tighter employment in general…). This insight is vaguely beginning to be expressed in the 10-year Treasury yield, which has crept back up to 1.80% from 1.38% in July. A move over 2.0% would represent a break in the prevailingly negative sentiment about global growth and pricing, and likely trigger some re-positioning in equities.

As the nation moves beyond the rhetoric of a polarized election and as the awful scars of the 2008 financial crash and near economic Depression recede further into the past, the range of investment opportunities remains profound. Notably for the United States, two of the largest economic headwinds of the last six years, the housing bust and high energy prices, appear poised to contribute to GDP growth and employment versus detracting from it. These are large and diffuse developments that appear inevitable given the persistence of technology improvements in drilling shale-based hydrocarbons and in national demographics. Coupled with persistently rising consumer confidence, we sense that the malaise of the last few years may soon give way to greater optimism shortly.

Brian M. Barish

President

Cambiar Investors LLC

This represents management’s assessment of the funds and market environment at a particular point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 3.0%
Honeywell International	450,000	$27,558,000

AGRICULTURE — 5.9%
Archer-Daniels-Midland	1,000,000	26,840,000
Mosaic	520,000	27,216,800

		54,056,800

AUTOMOTIVE — 2.3%
Ford Motor	1,869,000	20,858,040

BANKS — 1.5%
Regions Financial	2,063,000	13,450,760

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

BATTERY TECHNOLOGY — 1.9%
Rockwell Automation	243,200	$17,281,792

BUSINESS SERVICES — 0.8%
Western Union	619,300	7,865,110

CHEMICALS — 3.2%
Dow Chemical	1,000,000	29,300,000

COMPUTER SOFTWARE — 4.2%
Symantec*	2,100,000	38,199,000

CONSTRUCTION & ENGINEERING — 2.8%
KBR	915,000	25,491,900

CONSUMER STAPLES — 5.0%
CVS Caremark	400,000	18,560,000
Procter & Gamble	390,000	27,003,600

		45,563,600

DIVERSIFIED FINANCIAL SERVICES — 2.0%
NYSE Euronext	750,000	18,570,000

ELECTRONICS MANUFACTURER — 3.3%
Corning	357,500	4,200,625
Flextronics International Ltd.*	4,575,000	26,397,750

		30,598,375

ENERGY EQUIPMENT & SERVICES — 6.0%
Halliburton	1,125,000	36,326,250
Superior Energy Services*	900,000	18,297,000

		54,623,250

HOTELS RESTAURANTS & LEISURE — 2.9%
Carnival, Cl A	715,000	27,084,200

INDUSTRIAL/MACHINERY — 3.2%
Eaton	630,000	29,748,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 11.2%
ACE Ltd.	235,000	$18,482,750
MetLife	560,000	19,874,400
PartnerRe Ltd.	220,000	17,820,000
Prudential Financial	500,000	28,525,000
Willis Group Holdings	530,000	17,845,100

		102,547,250

INTERNET RETAIL — 3.0%
Google, Cl A*	40,000	27,190,800

MEDICAL PRODUCTS & SERVICES — 11.4%
Aetna	625,000	27,312,500
Baxter International	460,000	28,809,800
Hospira*	530,000	16,265,700
Life Technologies*	299,800	14,663,218
Medtronic	430,000	17,879,400

		104,930,618

OIL, GAS & CONSUMABLE FUELS — 10.3%
Chevron	54,000	5,951,340
Devon Energy	490,000	28,522,900
Occidental Petroleum	330,000	26,056,800
Royal Dutch Shell ADR, Cl B	390,000	27,545,700
Valero Energy	230,000	6,693,000

		94,769,740

PHARMACEUTICALS — 1.9%
Abbott Laboratories	260,000	17,035,200

RAILROADS — 5.0%
Norfolk Southern	450,000	27,607,500
Union Pacific	150,000	18,454,500

		46,062,000

RETAIL — 3.1%
Target	450,000	28,687,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — 2.0%
ON Semiconductor*	2,925,000	$17,988,750

TELECOMMUNICATION SERVICES — 3.0%
Vodafone Group ADR	1,020,000	27,764,400

TOTAL COMMON STOCK (Cost $798,100,298)		907,225,685

SHORT-TERM INVESTMENT (A) — 1.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $15,140,370)	15,140,370	15,140,370

TOTAL INVESTMENTS — 100.6% (Cost $813,240,668)		$922,366,055

Percentages are based on Net Assets of $917,292,350.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2012, all of the Fund’s investments were Level 1.

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.7%
	Shares	Value

CANADA — 8.2%
Agrium	6,700	$707,118
Bombardier*	240,000	912,456
Suncor Energy	30,700	1,032,134

		2,651,708

FRANCE — 6.3%
AXA	41,100	653,205
Capital Gemini	15,900	668,166
Technip	6,400	720,676

		2,042,047

GERMANY — 15.8%
Adidas	7,600	647,318
Daimler	12,400	578,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
Deutsche Boerse	11,500	$622,298
Deutsche Post	33,500	663,949
Deutsche Telekom	50,100	571,879
GEA Group	23,000	717,968
Infineon Technologies	96,245	654,753
SAP ADR	9,100	663,390

		5,120,405

ISRAEL — 2.8%
Teva Pharmaceutical Industries ADR	22,800	921,576

ITALY — 2.8%
Saipem	19,900	893,762

JAPAN — 13.4%
Asahi Kasei	116,900	642,051
Kao ADR	19,900	563,568
Komatsu	27,000	564,794
Nintendo	5,000	643,063
Secom	13,200	671,312
Sony Financial Holdings	36,100	643,143
TOTO	80,300	600,768

		4,328,699

NETHERLANDS — 8.4%
European Aeronautic Defence and Space	15,500	550,530
Heineken	10,600	653,332
Koninklijke	12,500	641,667
Royal Dutch Shell ADR, Cl B	12,500	882,875

		2,728,404

SINGAPORE — 3.6%
DBS Group Holdings Ltd.	52,000	592,435
Singapore Telecommunications ADR	22,100	587,418

		1,179,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — 4.1%
Amadeus IT Holding	26,900	$665,772
Repsol ADR	32,500	653,250

		1,319,022

SWITZERLAND — 9.3%
Julius Baer Group	20,965	727,201
Roche Holding	4,900	942,429
Swiss Re	9,500	656,492
Syngenta	1,730	675,874

		3,001,996

TAIWAN — 1.6%
Siliconware Precision Industries ADR	107,800	517,440

UNITED KINGDOM — 11.6%
Diageo ADR	6,000	685,440
ICAP	119,200	624,316
Marks & Spencer Group	105,700	670,597
TESCO	178,100	917,744
Vodafone Group ADR	31,100	846,542

		3,744,639

UNITED STATES — 3.8%
Coca-Cola Enterprises	20,300	638,232
Schlumberger Ltd.	8,300	577,099

		1,215,331

TOTAL COMMON STOCK (Cost $25,723,203)		29,664,882

PREFERRED STOCK — 2.5%
GERMANY — 2.5%
Porsche Automobil Holding (Cost $744,445)	12,000	796,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2012 (Unaudited)

SHORT-TERM INVESTMENT (A) — 5.7%

	Shares	Value

SEI Daily Income Trust Government Fund, Cl A 0.020% (Cost $1,846,435)	1,846,435	$1,846,435

TOTAL INVESTMENTS — 99.9% (Cost $28,314,083)		$32,307,772

Percentages are based on Net Assets of $32,348,378.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2012, all of the Fund’s investments were considered Level 1.

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.3%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 4.8%
AerCap Holdings*	1,664,000	$20,733,440
Exelis	1,925,000	21,290,500
Spirit Aerosystems Holdings, Cl A*	460,000	7,189,800

		49,213,740

APPAREL/TEXTILES — 5.0%
Hanesbrands*	643,000	21,521,210
Warnaco Group*	416,000	29,361,280

		50,882,490

AUDIO & VIDEO — 1.9%
Harman International Industries	448,000	18,784,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

BANKS — 6.0%
Cathay General Bancorp	1,236,000	$21,864,840
TCF Financial	1,789,000	20,466,160
Umpqua Holdings	1,562,000	18,884,580

		61,215,580

BUSINESS SERVICES — 2.1%
DST Systems	377,000	21,504,080

CHEMICALS — 5.5%
Cabot	417,970	14,946,607
Intrepid Potash*	931,000	20,230,630
Scotts Miracle-Gro, Cl A	488,000	20,891,280

		56,068,517

COMMUNICATIONS EQUIPMENT — 3.4%
Finisar*	1,359,000	15,655,680
JDS Uniphase*	2,012,000	19,496,280

		35,151,960

COMPUTER SOFTWARE — 4.1%
JDA Software Group*	603,000	22,998,420
Parametric Technology*	926,000	18,686,680

		41,685,100

ENERGY EQUIPMENT & SERVICES — 5.9%
Atwood Oceanics*	465,000	22,227,000
C&J Energy Services*	1,012,000	19,612,560
Lufkin Industries	368,000	18,403,680

		60,243,240

ENGINEERING/R AND D SERVICES — 1.8%
McDermott International*	1,762,000	18,871,020

FOOD, BEVERAGE & TOBACCO — 3.6%
Fresh Del Monte Produce	587,000	14,774,790
TreeHouse Foods*	421,000	22,544,550

		37,319,340

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEATING & REFRIGERATION EQUIPMENT — 0.5%
Lennox International	100,165	$5,013,258

HUMAN RESOURCE & EMPLOYMENT SERVICES — 1.4%
Korn/Ferry International*	1,081,000	14,474,590

INSURANCE — 5.5%
American Equity Investment Life Holding	1,342,000	15,446,420
Aspen Insurance Holdings Ltd.	637,000	20,606,950
Hanover Insurance Group	548,000	19,788,280

		55,841,650

MACHINERY — 3.8%
Crane	511,000	21,451,780
Harsco	892,000	17,831,080

		39,282,860

MEDICAL PRODUCTS & SERVICES — 11.7%
Bruker*	1,603,000	19,380,270
Health Net*	839,000	18,055,280
Integra LifeSciences Holdings*	403,000	15,414,750
LifePoint Hospitals*	542,000	19,154,280
Magellan Health Services*	431,000	21,614,650
PSS World Medical*	355,000	10,160,100
Quality Systems	860,000	15,007,000

		118,786,330

OIL, GAS & CONSUMABLE FUELS — 3.9%
Berry Petroleum, Cl A	536,000	20,641,360
Stone Energy*	793,000	18,706,870

		39,348,230

RESTAURANTS — 1.9%
Wendy’s	4,490,000	19,172,300

SECURITY SERVICES — 1.5%
Brink’s	577,000	15,180,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — 5.4%
Lattice Semiconductor*	3,730,000	$14,472,400
Microsemi*	999,000	19,180,800
Teradyne*	1,447,000	21,155,140

		54,808,340

SHIPPING — 2.2%
Kirby*	383,000	22,014,840

SPECIALTY RETAIL — 1.9%
Sotheby’s	635,000	19,767,550

TRANSPORTATION EQUIPMENT — 2.0%
GATX	487,000	20,191,020

TRANSPORTATION SERVICES — 2.1%
Air Lease, Cl A*	1,026,000	21,361,320

WASTE MANAGEMENT SERVICES — 2.4%
ABM Industries	192,600	3,659,400
Darling International*	1,219,000	20,150,070

		23,809,470

TOTAL COMMON STOCK (Cost $897,683,612)		919,992,335

SHORT-TERM INVESTMENT (A) — 9.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $95,062,215)	95,062,215	95,062,215

TOTAL INVESTMENTS — 99.6% (Cost $992,745,827)		$1,015,054,550

Percentages are based on Net Assets of $1,019,421,954.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012.

Cl — Class

Ltd. — Limited

As of October 31, 2012, all of the Fund’s investments were Level 1.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2012 (Unaudited)

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.8%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 11.1%
AerCap Holdings*	500,000	$6,230,000
Bombardier, Cl B*	2,300,000	8,744,372

		14,974,372

AGRICULTURE — 3.9%
Mosaic	100,000	5,234,000

APPAREL/TEXTILES — 3.1%
Hanesbrands*	125,000	4,183,750

AUDIO & VIDEO — 3.1%
Harman International Industries	100,000	4,193,000

AUTOMOTIVE — 4.7%
Daimler	135,000	6,301,994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMPUTER SOFTWARE — 4.8%
Symantec*	350,000	$6,366,500

CONSTRUCTION & ENGINEERING — 4.2%
KBR	200,000	5,572,000

DIVERSIFIED FINANCIAL SERVICES — 3.7%
NYSE Euronext	200,000	4,952,000

ELECTRONICS MANUFACTURER — 5.2%
Flextronics International Ltd.*	1,200,000	6,924,000

ENERGY EQUIPMENT & SERVICES — 6.6%
Halliburton	100,000	3,229,000
Superior Energy Services*	275,000	5,590,750

		8,819,750

ENTERTAINMENT — 4.5%
Nintendo ADR	375,000	6,056,250

MEDICAL PRODUCTS & SERVICES — 3.3%
Aetna	100,000	4,370,000

MOTORCYCLE MANUFACTURERS — 3.1%
Piaggio	1,700,000	4,170,036

OIL, GAS & CONSUMABLE FUELS — 10.9%
Devon Energy	100,000	5,821,000
Repsol	100,000	1,998,134
Royal Dutch Shell ADR, Cl A	25,000	1,712,000
Suncor Energy	150,000	5,043,000

		14,574,134

PHARMACEUTICALS — 2.7%
Endo Health Solutions*	125,000	3,582,500

SEMI-CONDUCTORS & INSTRUMENTS — 7.9%
Lattice Semiconductor*	1,000,000	3,880,000
ON Semiconductor*	1,100,000	6,765,000

		10,645,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value

TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group ADR	100,000	$2,722,000

TOTAL COMMON STOCK (Cost $118,869,435)		113,641,286

PREFERRED STOCK — 4.9%
AUTOMOTIVE — 4.9%
Porsche Automobil Holding (Cost $5,161,621)	100,000	6,637,123

SHORT-TERM INVESTMENT (A) — 1.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,548,419)	1,548,419	1,548,419

TOTAL INVESTMENTS — 90.9% (Cost $125,579,475)		121,826,828

PURCHASED OPTIONS † — 10.2%
AGRICULTURE — 2.9%
Archer Daniels Midland Call, Expires 01/18/14 Strike Price: $20.00*	3,500	2,450,000
Mosaic Call, Expires 01/18/14 Strike Price: $40.00*	1,000	1,415,000

		3,865,000

BUSINESS SERVICES — 0.5%
Western Union Call, Expires 01/18/14 Strike Price:$13.00*	5,000	675,000

ENERGY EQUIPMENT & SERVICES — 2.9%
Halliburton Call, Expires 01/17/15 Strike Price $20.00*	2,000	2,740,000
Halliburton Call, Expires 01/19/13 Strike Price $20.00*	1,000	1,180,000

		3,920,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
OCTOBER 31, 2012 (Unaudited)

PURCHASED OPTIONS† — continued

	Contracts	Value

OIL, GAS & CONSUMABLE FUELS — 0.9%
Repsol European Call, Expires 06/20/14 Strike Price: $15.00*	4,000	$1,238,325

RAILROADS — 1.4%
Norfolk Southern Call, Expires 01/18/14 Strike Price: $50.00*	1,400	1,834,000

RETAIL — 1.6%
Target Call, Expires 01/19/13 Strike Price: $40.00*	1,000	2,200,000

TOTAL PURCHASED OPTIONS (Cost $18,334,603)		$13,732,325

†  For the six-month period ended October 31, 2012, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $133,996,325.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012.

ADR — American Depository Receipt

Cl — Class

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
AGGRESSIVE VALUE FUND
OCTOBER 31, 2012 (Unaudited)

Equity Swaps held by the Fund at October 31, 2012, were as follows:

Company Reference	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Devon Energy	Goldman Sachs	100,000	$6,077,403	$(256,402)
iShares Russell 2000 ETF	Goldman Sachs	(200,000)	(15,436,900)	(811,100)
Mosaic	Goldman Sachs	80,000	4,625,264	(438,064)
NYSE Euronext	J.P. Morgan	300,000	7,452,000	(24,000)
Porsche Preferred	Goldman Sachs	150,000	9,524,753	430,930
Royal Dutch Shell, Cl B ADR	Goldman Sachs	125,000	8,956,146	(127,396)
Suncor Energy	J.P. Morgan	135,000	4,480,650	58,050
Symantec	Goldman Sachs	350,000	6,281,690	84,810
Verizon	Goldman Sachs	(200,000)	(8,827,255)	(100,745)
Vodafone ADR	J.P. Morgan	450,000	12,334,500	(85,500)
Volkswagen Preferred	Goldman Sachs	(35,000)	(6,511,420)	(726,956)

				$(1,996,373)

ETF — Exchange Traded Fund

For the six-month period ended October 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a summary of inputs used as of October 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$113,641,286	$—	$—	$113,641,286
Preferred Stock	6,637,123	—	—	6,637,123
Short-Term Investment	1,548,419	—	—	1,548,419

Total Investments in Securities	$121,826,828	$—	$—	$121,826,828

Other Financial Instruments‡	Level 1	Level 2	Level 3	Total
Equity Swaps — Assets	$—	$573,790	$—	$573,790
Purchased Options	13,732,325	—	—	13,732,325
Equity Swaps — Liabilities	—	(2,570,163)	—	(2,570,163)

	$13,732,325	$(1,996,373)	$—	$11,735,952

‡	Equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.9%
AerCap Holdings*	3,350	$41,741

AUDIO & VIDEO — 2.5%
Harman International Industries	850	35,640

AUTO & TRANSPORTATION — 2.6%
Expeditors International of Washington	1,040	38,074

BANKS — 7.8%
Regions Financial	5,620	36,642
Umpqua Holdings	2,910	35,182
Zions Bancorporation	1,950	41,867

		113,691

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

BATTERY TECHNOLOGY — 2.6%
Rockwell Automation	530	$37,662

CHEMICALS — 7.9%
Celanese, Cl A	900	34,191
Huntsman	2,830	42,563
Scotts Miracle-Gro, Cl A	900	38,529

		115,283

CONSTRUCTION & ENGINEERING — 7.1%
Allegheny Technologies	1,260	33,201
KBR	1,240	34,546
URS	1,050	35,154

		102,901

CONTAINERS & PACKAGING — 5.1%
Greif, Cl A	890	37,345
Sonoco Products	1,180	36,733

		74,078

DIVERSIFIED FINANCIAL SERVICES — 2.4%
Dun & Bradstreet	435	35,253

DRUGS — 2.5%
United Therapeutics*	795	36,308

ELECTRONICS MANUFACTURER — 4.5%
Flextronics International Ltd.*	5,535	31,937
Jabil Circuit	1,965	34,073

		66,010

ENERGY EQUIPMENT & SERVICES — 7.5%
Atwood Oceanics*	790	37,762
Oil States International*	530	38,743
Superior Energy Services*	1,660	33,748

		110,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HUMAN RESOURCE & EMPLOYMENT SERVICES — 2.5%
Manpower	980	$37,181

INSURANCE — 5.0%
Axis Capital Holdings	960	34,771
Reinsurance Group of America, Cl A	730	38,632

		73,403

IT SERVICES — 2.7%
Global Payments	930	39,757

MACHINERY — 5.3%
Crane	940	39,461
SPX	560	38,411

		77,872

MEDICAL PRODUCTS & SERVICES — 7.1%
CareFusion*	1,400	37,184
Hospira*	1,085	33,298
Universal Health Services, Cl B	810	33,526

		104,008

OIL, GAS & CONSUMABLE FUELS — 2.6%
Whiting Petroleum*	900	37,818

PHARMACEUTICALS — 2.3%
Endo Health Solutions*	1,160	33,246

RESTAURANTS — 2.5%
Darden Restaurants	705	37,097

RETAIL — 2.1%
Abercrombie & Fitch, Cl A	1,005	30,733

SEMI-CONDUCTORS & INSTRUMENTS — 2.2%
ON Semiconductor*	5,210	32,042

SHIPPING — 2.9%
Kirby*	730	41,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPECIALTY RETAIL — 2.6%
Sotheby’s	1,205	$37,512

TOTAL COMMON STOCK (Cost $1,478,431)		1,389,523

SHORT-TERM INVESTMENT (A) — 3.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $53,187)	53,187	53,187

TOTAL INVESTMENTS — 98.8% (Cost $1,531,618)		$1,442,710

Percentages are based on Net Assets of $1,460,434.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012.

Cl — Class

Ltd. — Limited

As of October 31, 2012, all of the Fund’s investments were Level 1.

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
OCTOBER 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.8%
Bombardier, Cl B	5,910	$22,635
European Aeronautic Defence and Space ADR	599	21,474
Honeywell International	399	24,435

		68,544

AGRICULTURE — 3.6%
Archer-Daniels-Midland	890	23,888
Mosaic	365	19,104

		42,992

AUTOMOBILE MANUFACTURERS — 2.3%
Porsche Automobil Holding ADR	4,078	27,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

AUTOMOTIVE — 1.8%
Daimler	460	$21,560

CHEMICALS — 5.7%
Asahi Kasei ADR	2,165	24,118
Celanese, Cl A	575	21,844
Dow Chemical	780	22,854

		68,816

COMPUTER SOFTWARE — 2.0%
Symantec*	1,340	24,375

CONSTRUCTION & ENGINEERING — 3.7%
KBR	775	21,591
Komatsu Ltd. ADR	1,085	22,915

		44,506

CONSUMER STAPLES — 4.0%
Kao ADR	849	24,044
Procter & Gamble	345	23,888

		47,932

DIVERSIFIED FINANCIAL SERVICES — 7.9%
DBS Group Holdings ADR	520	23,686
Julius Baer Group Ltd. ADR	3,498	24,311
NYSE Euronext	889	22,012
Sony Financial Holdings ADR	1,412	25,529

		95,538

ENERGY EQUIPMENT & SERVICES — 7.3%
Halliburton	665	21,473
Saipem ADR	915	20,615
Schlumberger Ltd.	300	20,859
Technip ADR	821	23,325

		86,272

ENTERTAINMENT — 2.1%
Nintendo ADR	1,540	24,871

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FOOD, BEVERAGE & TOBACCO — 2.0%
Diageo ADR	214	$24,447

HOTELS RESTAURANTS & LEISURE — 1.9%
Carnival, Cl A	610	23,107

INDUSTRIAL/MACHINERY — 3.9%
Eaton	501	23,657
GEA Group ADR	710	22,685

		46,342

INSURANCE — 9.8%
AXA ADR	1,455	23,178
MetLife	634	22,501
Reinsurance Group of America, Cl A	450	23,814
Swiss Re ADR	380	26,064
Willis Group Holdings	620	20,875

		116,432

INTERNET RETAIL — 1.9%
Google, Cl A*	34	23,112

IT SERVICES — 2.2%
Amadeus IT Holding ADR	1,040	25,865

MEDICAL PRODUCTS & SERVICES — 6.0%
Aetna	525	22,942
Baxter International	405	25,365
Medtronic	565	23,493

		71,800

OIL, GAS & CONSUMABLE FUELS — 3.8%
Devon Energy	385	22,411
Royal Dutch Shell ADR, Cl B	322	22,743

		45,154

PHARMACEUTICALS — 2.1%
Roche Holding ADR	516	24,778

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RAILROADS — 1.8%
Norfolk Southern	350	$21,472

RETAIL — 3.9%
Adidas ADR	563	24,181
TESCO ADR	1,495	23,247

		47,428

SECURITY SERVICES — 2.0%
Secom ADR	1,865	23,712

SEMI-CONDUCTORS & INSTRUMENTS — 3.6%
ON Semiconductor*	3,616	22,238
Siliconware Precision Industries ADR	4,230	20,304

		42,542

TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group ADR	866	23,573

TRANSPORTATION EQUIPMENT — 2.2%
Deutsche Post ADR	1,290	25,929

TOTAL COMMON STOCK (Cost $1,082,594)		1,138,238

SHORT-TERM INVESTMENT (A) — 3.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $44,099)	44,099	44,099

TOTAL INVESTMENTS — 99.0% (Cost $1,126,693)		$1,182,337

Percentages are based on Net Assets of $1,193,974.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2012, all of the Fund’s investments were Level 1.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
OCTOBER 31, 2012 (Unaudited)

For the six-month period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	International Equity Fund
Assets:
Cost of securities	$813,240,668	$28,314,083

Investments in securities at value	$922,366,055	$32,307,772
Foreign Currency (Cost $— and $6,946, respectively)	—	6,946
Receivable due from Adviser	111,753	11,017
Receivable for investment securities sold	32,331,091	—
Receivable for capital shares sold	717,673	25,399
Dividends receivable	858,708	35,965
Receivable for dividend tax reclaim	—	20,365
Prepaid expenses	26,637	12,143

Total Assets	956,411,917	32,419,607

Liabilities:
Payable for investment securities purchased	35,130,727	—
Payable for capital shares redeemed	2,833,499	630
Investment Adviser fees payable	810,913	28,547
Shareholder servicing fees payable	133,836	17,980
Payable due to administrator	44,233	1,401
Payable due to trustees	8,241	223
Chief Compliance Officer fees payable	3,844	105
Accrued expenses	154,274	22,343

Total Liabilities	39,119,567	71,229

Net Assets	$917,292,350	$32,348,378

Net Assets:
Paid-in Capital	$1,096,545,269	$34,108,665
Undistributed net investment income	16,973,809	713,144
Accumulated net realized loss on investments	(305,352,115)	(6,466,360)
Net unrealized appreciation on investments	109,125,387	3,993,689
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(760)

Net Assets	$917,292,350	$32,348,378

Investor Class Shares:
Net Assets	$610,798,292	$32,348,378
Total shares outstanding at end of period	35,014,421	1,655,416
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.44	$19.54
Institutional Class Shares:
Net Assets	$306,494,058	N/A
Total shares outstanding at end of period	17,539,997	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.47	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	Aggressive Value Fund
Assets:
Cost of securities	$992,745,827	$125,579,475
Cost of purchased options	$—	$18,334,603

Investments in securities at value	$1,015,054,550	$121,826,828
Purchased options at value	—	13,732,325
Receivable due from Adviser	101,083	7,418
Receivable for investment securities sold	9,937,379	1,068,759
Unrealized gain on equity swaps	—	573,790
Receivable for settlement of equity swaps	—	55,023
Receivable for open equity swaps	—	164,000
Receivable for capital shares sold	5,270,796	69,576
Dividends receivable	334,737	25,050
Receivable for dividend tax reclaim	—	14,003
Prepaid expenses	33,478	12,763

Total Assets	1,030,732,023	137,549,535

Liabilities:
Payable for investment securities purchased	7,362,836	—
Payable for capital shares redeemed	2,682,446	326,184
Payable due to custodian	—	10,664
Investment Adviser fees payable	910,581	119,949
Shareholder servicing fees payable	190,565	15,892
Payable due to administrator	44,917	6,201
Payable due to trustees	7,006	1,341
Chief Compliance Officer fees payable	3,370	616
Unrealized loss on equity swaps	—	2,570,163
Payable for settlement of equity swaps	—	192,527
Payable for closed equity swaps	—	272,354
Accrued expenses	108,348	37,319

Total Liabilities	11,310,069	3,553,210

Net Assets	$1,019,421,954	$133,996,325

Net Assets:
Paid-in Capital	$991,002,510	$229,714,217
Undistributed net investment loss	(4,525,549)	(979,844)
Accumulated net realized gain (loss) on investments and purchased options	10,636,270	(84,387,279)
Net unrealized appreciation (depreciation) on investments	22,308,723	(3,752,647)
Net unrealized appreciation (depreciation) on purchased options	—	(4,602,278)
Net unrealized depreciation on equity swaps	—	(1,996,373)
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	529

Net Assets	$1,019,421,954	$133,996,325

Investor Class Shares:
Net Assets	$720,421,911	$133,996,325
Total shares outstanding at end of period	40,780,629	12,942,605
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.67	$10.35
Institutional Class Shares:
Net Assets	$299,000,043	N/A
Total shares outstanding at end of period	16,772,655	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.83	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	SMID Fund	Global Select Fund
Assets:
Cost of securities	$1,531,618	$1,126,693

Investments in securities at value	$1,442,710	$1,182,337
Receivable due from Adviser	8,156	10,285
Receivable for capital shares sold	45	—
Dividends receivable	421	1,212
Deferred offering cost	—	4,740
Receivable for dividend tax reclaim	—	125
Prepaid expenses	26,605	15,565

Total Assets	1,477,937	1,214,264

Liabilities:
Investment Adviser fees payable	1,332	1,019
Shareholder servicing fees payable	731	327
Payable due to administrator	66	52
Payable due to trustees	10	7
Chief Compliance Officer fees payable	5	4
Accrued expenses	15,359	18,881

Total Liabilities	17,503	20,290

Net Assets	$1,460,434	$1,193,974

Net Assets:
Paid-in Capital	$1,634,987	$1,106,453
Undistributed net investment income (loss)	(4,521)	9,850
Accumulated net realized gain (loss) on investments	(81,124)	22,027
Net unrealized appreciation (depreciation) on investments	(88,908)	55,644

Net Assets	$1,460,434	$1,193,974

Investor Class Shares:
Net Assets	$1,460,434	$1,193,974
Total shares outstanding at end of period	164,462	109,929
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.88	$10.86

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	International Equity Fund

Investment Income
Dividends	$13,821,603	$444,495
Less: Foreign Taxes Withheld	(132,323)	(39,307)

Total Investment Income	13,689,280	405,188

Expenses
Investment Advisory Fees	5,513,325	167,129
Shareholder Servicing Fees – Investor Class	1,031,308	31,805
Administration Fees	300,024	8,162
Trustees’ Fees	16,924	447
Chief Compliance Officer Fees	5,296	138
Transfer Agent Fees	179,454	14,929
Printing Fees	77,569	2,055
Custodian Fees	27,267	5,324
Legal Fees	19,628	520
Registration & Filing Fees	19,200	9,090
Audit Fees	10,619	10,417
Other Expenses	21,012	4,896

Total Expenses	7,221,626	254,912

Less:
Investment Advisory Fees Waiver	(635,644)	(53,313)
Fess Paid Indirectly (Note 3)	(291)	(6)

Net Expenses	6,585,691	201,593

Net Investment Income	7,103,589	203,595

Net Realized Gain (Loss) on Investments	65,620,191	(491,888)
Net Realized Loss on Equity Swaps	(2,048,125)	—
Net Realized Loss on Foreign Currency Transactions	—	(14,826)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(97,221,360)	160,324
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(3,207)

Net Loss on Investments, Equity Swaps and Foreign Currency Transactions	(33,649,294)	(349,597)

Net Decrease in Net Assets from Operations	$(26,545,705)	$(146,002)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	Aggressive Value Fund

Investment Income
Dividends	$3,882,787	$1,381,206
Less: Foreign Taxes Withheld	—	(133,851)

Total Investment Income	3,882,787	1,247,355

Expenses
Investment Advisory Fees	5,340,509	825,692
Shareholder Servicing Fees – Investor Class	908,198	206,423
Administration Fees	261,073	42,357
Trustees’ Fees	13,977	2,578
Chief Compliance Officer Fees	4,325	795
Transfer Agent Fees	132,231	32,224
Printing Fees	64,382	11,113
Registration & Filing Fees	27,368	13,509
Custodian Fees	19,727	7,822
Legal Fees	16,276	2,944
Audit Fees	10,579	10,444
Other Expenses	14,781	4,389

Total Expenses	6,813,426	1,160,290

Less:
Investment Advisory Fees Waiver	(559,962)	(45,530)
Fess Paid Indirectly (Note 3)	(251)	(68)

Net Expenses	6,253,213	1,114,692

Net Investment Income (Loss)	(2,370,426)	132,663

Net Realized Gain (Loss) on Investments	7,659,690	(12,918,470)
Net Realized Loss on Purchased Options	—	(1,681,033)
Net Realized Gain on Equity Swaps	—	5,815,451
Net Realized Loss on Foreign Currency Transactions	—	(136,604)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(65,195,666)	(3,851,135)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Options	—	(3,544,464)
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	—	417,557
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	3,537

Net Loss on Investments, Equity Swaps and Foreign Currency Transactions	(57,535,976)	(15,895,161)

Net Decrease in Net Assets from Operations	$(59,906,402)	$(15,762,498)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
	SMID Fund	Global Select Fund

Investment Income
Dividends	$8,162	$15,629
Less: Foreign Taxes Withheld	(15)	(1,216)

Total Investment Income	8,147	14,413

Expenses
Investment Advisory Fees	7,778	5,847
Shareholder Servicing Fees – Investor Class	370	292
Administration Fees	380	300
Trustees’ Fees	20	15
Chief Compliance Officer Fees	6	6
Transfer Agent Fees	12,492	12,465
Printing Fees	325	73
Audit Fees	10,412	10,412
Custodian Fees	2,521	5,042
Registration & Filing Fees	13,217	2,186
Legal Fees	24	67
Offering Costs	—	29,713
Other Expenses	786	1,065

Total Expenses	48,331	67,483

Less:
Investment Advisory Fees Waiver	(7,778)	(5,847)
Reimbursement of other operating expenses	(30,553)	(54,036)

Net Expenses	10,000	7,600

Net Investment Income (Loss)	(1,853)	6,813

Net Realized Gain on Investments	37,492	14,720
Net Change in Unrealized Appreciation (Depreciation) on Investments	(151,926)	(43,266)

Net Loss on Investments	(114,434)	(28,546)

Net Decrease in Net Assets from Operations	$(116,287)	$(21,733)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations:
Net Investment Income	$7,103,589	$10,703,672
Net Realized Gain (Loss) on Investments	63,572,066	(41,201,829)
Net Realized Loss on Equity Swaps	—	(24,069,388)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Swaps	(97,221,360)	(135,298,600)

Net Decrease in Net Assets Resulting from Operations	(26,545,705)	(189,866,145)

Dividends:
Net Investment Income:
Investor Shares	—	(4,809,352)
Institutional Shares	—	(2,740,909)

Total Dividends	—	(7,550,261)

Capital Share Transactions:
Investor Shares
Issued	72,040,221	396,822,934
Reinvestment of Dividends	—	3,628,820
Redeemed	(367,538,807)	(602,647,926)

Net Decrease in Net Assets from Investor Class Share Transactions	(295,498,586)	(202,196,172)

Institutional Shares
Issued	36,233,282	147,360,159
Reinvestment of Dividends	—	2,337,685
Redeemed	(98,228,859)	(106,277,677)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(61,995,577)	43,420,167

Net Decrease in Net Assets from Capital Share Transactions	(357,494,163)	(158,776,005)

Total Decrease in Net Assets	(384,039,868)	(356,192,411)
Net Assets:
Beginning of period	1,301,332,218	1,657,524,629

End of period (including undistributed net investment income of $16,973,809 and $9,870,220, respectively)	$917,292,350	$1,301,332,218

Share Transactions:
Investor Shares
Issued	4,228,759	22,281,791
Reinvestment of Dividends	—	217,295
Redeemed	(20,830,623)	(33,636,907)

Total Decrease in Investor Class Shares	(16,601,864)	(11,137,821)

Institutional Shares
Issued	2,115,178	8,324,914
Reinvestment of Dividends	—	140,065
Redeemed	(5,654,709)	(5,933,870)

Total Increase (Decrease) in Institutional Class Shares	(3,539,531)	2,531,109

Net Decrease in Shares Outstanding	(20,141,395)	(8,606,712)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations:
Net Investment Income	$203,595	$547,307
Net Realized Loss on Investments	(491,888)	(124,287)
Net Realized Loss on Foreign Currency Transactions	(14,826)	(29,706)
Net Change in Unrealized Appreciation (Depreciation) on Investments	160,324	(3,630,763)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3,207)	2,529

Net Decrease in Net Assets Resulting from Operations	(146,002)	(3,234,920)

Dividends:
Net Investment Income	—	(290,213)

Total Dividends	—	(290,213)

Capital Share Transactions:
Issued	2,699,855	8,159,436
Reinvestment of Dividends	—	288,009
Redemption Fees — Note 2	39	1,257
Redeemed	(5,490,197)	(7,994,475)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,790,303)	454,227

Total Decrease in Net Assets	(2,936,305)	(3,070,906)

Net Assets:
Beginning of period	35,284,683	38,355,589

End of period (including undistributed net investment income of $713,144 and $509,549, respectively)	$32,348,378	$35,284,683

Share Transactions:
Issued	141,856	426,056
Reinvestment of Dividends	—	16,590
Redeemed	(291,897)	(410,470)

Net Increase (Decrease) in Shares Outstanding	(150,041)	32,176

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations:
Net Investment Loss	$(2,370,426)	$(4,203,797)
Net Realized Gain on Investments	7,659,690	4,050,087
Net Change in Unrealized Appreciation (Depreciation) on Investments	(65,195,666)	5,915,152

Net Increase (Decrease) in Net Assets Resulting from Operations	(59,906,402)	5,761,442

Distributions:
Realized Gains:
Investor Shares	—	(20,359,146)
Institutional Shares	—	(5,217,438)

Total Distributions	—	(25,576,584)

Capital Share Transactions:
Investor Shares
Issued	154,594,656	587,548,923
Reinvestment of Dividends	—	15,095,743
Redemption Fees — Note 2	43,230	122,350
Redeemed	(186,513,764)	(344,458,359)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(31,875,878)	258,308,657

Institutional Shares
Issued	123,326,385	161,628,709
Reinvestment of Dividends	—	3,767,115
Redemption Fees — Note 2	15,650	99,694
Redeemed	(62,547,139)	(60,929,580)

Net Increase in Net Assets from Institutional Class Share Transactions	60,794,896	104,565,938

Net Increase in Net Assets from Capital Share Transactions	28,919,018	362,874,595

Total Increase (Decrease) in Net Assets	(30,987,384)	343,059,453
Net Assets:
Beginning of period	1,050,409,338	707,349,885

End of period (including accumulated net investment loss of ($4,525,549) and ($2,155,123), respectively)	$1,019,421,954	$1,050,409,338

Share Transactions:
Investor Shares
Issued	8,872,103	33,209,306
Reinvestment of Dividends	—	944,665
Redeemed	(10,755,634)	(19,828,313)

Total Increase (Decrease) in Investor Class Shares	(1,883,531)	14,325,658

Institutional Shares
Issued	7,079,379	9,155,117
Reinvestment of Dividends	—	234,128
Redeemed	(3,542,421)	(3,575,744)

Total Increase in Institutional Class Shares	3,536,958	5,813,501

Net Increase in Shares Outstanding	1,653,427	20,139,159

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESIVE
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations:
Net Investment Income (Loss)	$132,663	$(675,038)
Net Realized Loss on Investments and Purchased Options	(14,599,503)	(76,539,150)
Net Realized Gain (Loss) on Equity Swaps	5,815,451	(9,910,903)
Net Realized Gain (Loss) on Foreign Currency Transactions	(136,604)	83,840
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Equity Swaps	(6,978,042)	(33,931,003)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,537	46,809

Net Decrease in Net Assets Resulting from Operations	(15,762,498)	(120,925,445)

Distributions:
Realized Gains	—	(9,527,133)

Total Distributions	—	(9,527,133)

Capital Share Transactions:
Issued	7,502,648	199,077,432
Reinvestment of Dividends	—	9,248,514
Redemption Fees — Note 2	30,280	575,340
Redeemed	(85,347,068)	(241,210,820)

Net Decrease in Net Assets from Capital Share Transactions	(77,814,140)	(32,309,534)

Total Decrease in Net Assets	(93,576,638)	(162,762,112)
Net Assets:
Beginning of period	227,572,963	390,335,075

End of period (including accumulated net investment loss of ($979,844) and ($1,112,507), respectively)	$133,996,325	$227,572,963

Share Transactions:
Issued	715,583	15,883,730
Reinvestment of Dividends	—	903,175
Redeemed	(8,584,328)	(20,001,974)

Net Decrease in Shares Outstanding	(7,868,745)	(3,215,069)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	May 31, 2011* to April 30, 2012
Operations:
Net Investment Loss	$(1,853)	$(5,674)
Net Realized Gain (Loss) on Investments	37,492	(118,616)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(151,926)	63,018

Net Decrease in Net Assets Resulting from Operations	(116,287)	(61,272)

Capital Share Transactions:
Issued	1,136	1,852,112
Redeemed	(27,354)	(187,901)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(26,218)	1,664,211

Total Increase (Decrease) in Net Assets	(142,505)	1,602,939
Net Assets:
Beginning of period	1,602,939	—

End of period (including accumulated net investment loss of ($4,521) and ($2,668), respectively)	$1,460,434	$1,602,939

Share Transactions:
Issued	123	191,033
Redeemed	(3,315)	(23,379)

Net Increase (Decrease) in Shares Outstanding	(3,192)	167,654

* Commencement of operations.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2012 (Unaudited)	November 30, 2011* to April 30, 2012
Operations:
Net Investment Income	$6,813	$3,206
Net Realized Gain on Investments	14,720	7,307
Net Realized Loss on Foreign Currency Transactions	—	(169)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(43,266)	98,910

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,733)	109,254

Capital Share Transactions:
Issued	33,566	1,100,718
Redeemed	(27,718)	(113)

Net Increase in Net Assets from Capital Share Transactions	5,848	1,100,605

Total Increase (Decrease) in Net Assets	(15,885)	1,209,859
Net Assets:
Beginning of period	1,209,859	—

End of period (including undistributed net investment income of $9,850 and $3,037, respectively)	$1,193,974	$1,209,859

Share Transactions:
Issued	3,224	109,284
Redeemed	(2,569)	(10)

Net Increase in Shares Outstanding	655	109,274

*	Commencement of operations.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.90		$20.38	$16.31	$11.43	$18.65	$20.97
Income (Loss) from Operations:
Net Investment Income(1)	0.10		0.13	0.07	0.13	0.11	0.03
Net Realized and Unrealized Gain (Loss)	(0.56)		(2.52)	4.18	4.77	(7.04)	(1.45)

Total from Operations	(0.46)		(2.39)	4.25	4.90	(6.93)	(1.42)

Dividends and Distributions:
Net Investment Income	—		(0.09)	(0.18)	(0.02)	(0.09)	(0.06)
Net Realized Gain	—		—	—	—	(0.20)	(0.84)

Total Dividends and Distributions	—		(0.09)	(0.18)	(0.02)	(0.29)	(0.90)

Net Asset Value, End of Period	$17.44		$17.90	$20.38	$16.31	$11.43	$18.65

Total Return†	(2.57)%		(11.71)%	26.19%	42.89%	(37.05)%	(6.90)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$610,798		$923,887	$1,279,183	$811,337	$634,969	$1,085,391
Ratio of Expenses to Average Net Assets	1.20	%*	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.30	%*	1.30%	1.33%	1.35%	1.35%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.14	%*	0.73%	0.36%	0.91%	0.83%	0.16%
Portfolio Turnover Rate	31	%**	62%	63%	78%	131%	67%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.91		$20.40	$16.32	$11.43	$18.68	$21.00
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.17	0.11	0.17	0.14	0.08
Net Realized and Unrealized Gain (Loss)	(0.56)		(2.53)	4.19	4.78	(7.07)	(1.44)

Total from Operations	(0.44)		(2.36)	4.30	4.95	(6.93)	(1.36)

Dividends and Distributions:
Net Investment Income	—		(0.13)	(0.22)	(0.06)	(0.12)	(0.12)
Net Realized Gain	—		—	—	—	(0.20)	(0.84)

Total Dividends and Distributions	—		(0.13)	(0.22)	(0.06)	(0.32)	(0.96)

Net Asset Value, End of Period	$17.47		$17.91	$20.40	$16.32	$11.43	$18.68

Total Return†	(2.46)%		(11.50)%	26.53%	43.29%	(36.94)%	(6.60)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$306,494		$377,445	$378,342	$332,988	$234,117	$798,469
Ratio of Expenses to Average Net Assets	0.95	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.06	%*	1.05%	1.08%	1.10%	1.08%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.39	%*	0.96%	0.66%	1.15%	0.99%	0.40%
Portfolio Turnover Rate	31	%**	62%	63%	78%	131%	67%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.54		$21.63	$17.32	$12.11	$25.85	$26.27
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.33	0.20	0.22	0.16	0.15
Net Realized and Unrealized Gain (Loss)	(0.12)		(2.24)	4.32	4.99	(12.44)	1.73

Total from Operations	—		(1.91)	4.52	5.21	(12.28)	1.88

Dividends and Distributions:
Net Investment Income	—		(0.18)	(0.21)	—	(0.14)	(0.20)
Net Realized Gain	—		—	—	—	(1.31)	(2.10)
Return of Capital	—		—	—	—	(0.01)	—

Total Dividends and Distributions	—		(0.18)	(0.21)	—	(1.46)	(2.30)

Redemption Fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$19.54		$19.54	$21.63	$17.32	$12.11	$25.85

Total Return†	0.00	%‡	(8.72)%‡	26.27%‡	43.02%‡	(47.44)%‡	6.85%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$32,348		$35,285	$38,356	$25,517	$18,710	$43,609
Ratio of Expenses to Average Net Assets(3)	1.26	%*	1.30%	1.30%	1.30%	1.38%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.60	%*	1.61%	1.68%	1.75%	1.65%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.28	%*	1.73%	1.11%	1.39%	1.00%	0.56%
Portfolio Turnover Rate	27	%**	62%	69%	86%	161%	114%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had the Adviser not waived a portion of its fee.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratios would have been 1.26%, 1.30%, 1.30%, 1.30%, 1.39% and 1.50%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.76		$19.76		$15.03	$9.59	$13.53	$16.43
Income (Loss) from Operations:
Net Investment Loss(1)	(0.05)		(0.10)		(0.07)	(0.06)	(0.05)	(0.06)
Net Realized and Unrealized Gain (Loss)	(1.04)		(0.35	)(4)	4.79	5.50	(3.89)	(2.15)

Total from Operations	(1.09)		(0.45)		4.72	5.44	(3.94)	(2.21)

Dividends and Distributions:
Net Investment Income	—		—		—	—	—	—
Net Realized Gain	—		(0.55)		—	—	—	(0.69)

Total Dividends and Distributions	—		(0.55)		—	—	—	(0.69)

Redemption Fees	0.00	(2)	0.00	(2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$17.67		$18.76		$19.76	$15.03	$9.59	$13.53

Total Return†	(5.81	)%‡	(1.80	)%‡	31.47%‡	56.73%‡	(29.12)%‡	(13.55)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$720,422		$800,200		$559,940	$122,384	$39,184	$68,935
Ratio of Expenses to Average Net Assets(3)	1.30	%*	1.26%		1.25%	1.24%	1.32%	1.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.41	%*	1.38%		1.43%	1.60%	1.58%	1.46%
Ratio of Net Investment Loss to Average Net Assets	(0.53	)%*	(0.55)%		(0.44)%	(0.52)%	(0.42)%	(0.42)%
Portfolio Turnover Rate	33	%**	70%		85%	99%	103%	124%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had the Adviser not waived a portion of its fee.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratios would have been 1.30%, 1.26%, 1.25% 1.24%, 1.34% and 1.43%, respectively.
(4)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,				October 31, 2008* to April 30, 2009
			2012		2011	2010
Net Asset Value, Beginning of Period	$18.90		$19.86		$15.08	$9.60	$9.60
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.06)		(0.07)	(0.07)	0.01
Net Realized and Unrealized Gain (Loss)	(1.04)		(0.35	)(4)	4.85	5.55	(0.01)

Total from Operations	(1.07)		(0.41)		4.78	5.48	—

Dividends and Distributions:
Net Investment Income	—		—		—	—	—
Net Realized Gain	—		(0.55)		—	—	—

Total Dividends and Distributions	—		(0.55)		—	—	—

Redemption Fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	—

Net Asset Value, End of Period	$17.83		$18.90		$19.86	$15.08	$9.60

Total Return†	(5.66)%		(1.59)%		31.70%	57.08%	0.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$299,000		$250,209		$147,410	$8,388	$656
Ratio of Expenses to Average Net Assets(3)	1.05	%**	1.05%		1.05%	1.05%	1.05	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.16	%**	1.17%		1.23%	1.42%	1.66	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30	)%**	(0.35)%		(0.38)%	(0.49)%	0.12	%**
Portfolio Turnover Rate	33	%***	70%		85%	99%	103	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratios would have been 1.05%, 1.05%, 1.05%, 1.05% and 1.10%, respectively.
(4)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESIVE
VALUE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,				August 31, 2007* to April 30, 2008
			2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.94		$16.25	$10.93	$6.24	$10.77	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		(0.03)	(0.12)	(0.01)	0.02	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.60)		(4.73)	5.89	4.70	(4.42)	0.81

Total from Operations	(0.59)		(4.76)	5.77	4.69	(4.40)	0.78

Dividends and Distributions:
Net Investment Income	—		—	(0.03)	—	—	(0.01)
Net Realized Gain	—		(0.55)	(0.46)	—	(0.14)	—
Return of Capital	—		0.00 (2)	—	—	0.00 (2)	—

Total Dividends and Distributions	—		(0.55)	(0.49)	—	(0.14)	(0.01)

Redemption Fees	0.00	(2)	—	0.04	0.00 (2)	0.01	0.00	(2)

Net Asset Value, End of Period	$10.35		$10.94	$16.25	$10.93	$6.24	$10.77

Total Return†	(5.39)%		(29.09)%	54.32%	75.16%	(40.52)%	7.83%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$133,996		$227,573	$390,335	$29,716	$16,620	$21,921
Ratio of Expenses to Average Net Assets	1.35	%**	1.35%	1.36%	1.50%	1.50%	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.40	%**	1.40%	1.45%	1.71%	1.70%	2.23	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	%**	(0.27)%	(0.89)%	(0.14)%	0.25%	(0.46	)%**
Portfolio Turnover Rate	38	%***	196%	128%	205%	296%	184	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Advisor not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended October 31, 2012 (Unaudited)		May 31, 2011* to April 30, 2012
Net Asset Value, Beginning of Period	$9.56		$10.00
Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)		(0.04)
Net Realized and Unrealized Loss	(0.67)		(0.40)

Total from Operations	(0.68)		(0.44)

Net Asset Value, End of Period	$8.88		$9.56

Total Return†	(7.11)%		(4.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,460		$1,603
Ratio of Expenses to Average Net Assets	1.35	%**	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	6.51	%**	8.56	%**
Ratio of Net Investment Loss to Average Net Assets	(0.25	)%**	(0.44	)%**
Portfolio Turnover Rate	46	%***	96	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee and reimbursed other operating expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended October 31, 2012 (Unaudited)		November 30, 2011* to April 30, 2012
Net Asset Value, Beginning of Period	$11.07		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.06		0.03
Net Realized and Unrealized Gain (Loss)	(0.27)		1.04

Total from Operations	(0.21)		1.07

Net Asset Value, End of Period	$10.86		$11.07

Total Return†	(1.90)%		10.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,194		$1,210
Ratio of Expenses to Average Net Assets	1.30	%**	1.30	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	11.51	%**	15.05	%**
Ratio of Net Investment Income to Average Net Assets	1.16	%**	0.70	%**
Portfolio Turnover Rate	29	%***	22	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee and reimbursed other operating expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. Each of the Funds seeks total return and capital preservation, except for the Small Cap Fund, SMID Fund, Aggressive Value Fund and Global Select Fund, which seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a security price cannot be obtained from an independent, third party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

(the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

Effective May 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2012, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

As of October 31, 2012, the Cambiar Aggressive Value Fund had open purchased option positions.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have entered into.

Entering into swap contracts involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2012, the Aggressive Value Fund has entered into swap contracts as shown on the Schedules of Investments.

By using swap agreements, the Funds are exposed to additional risks concerning the counterparty. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2012 the Funds’ swap agreements were with two counterparties.

Expenses — Expenses of the Trust can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Offering Costs — Cambiar Global Select Fund’s offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of October 31, 2012, the Cambiar Global Select Fund has $4,740 remaining to be amortized.

Redemption Fees — The Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2012, the Funds retained fees of $39, $58,880, $30,280, $0 and $0, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.06% of the first $1 billion, 0.045% of the next $2 billion, 0.03% of the next $3 billion, 0.025% of the next $4 billion and 0.02% of any amount above $10 billion of the Funds’ average daily net assets, subject to a minimum fee of $50,000 per Fund plus $10,000 for each class of shares, not including the first class, of any Fund.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2012, the Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and Cambiar Global Select Funds earned credits of $291, $6, $251, $68, $0 and $0, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund’s average daily net assets. The Adviser has contractually agreed to limit its advisory fee to not more than 0.90% of average daily net assets through September 1, 2013. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and the Cambiar Global Select Funds at an annual rate of 1.05%, 1.05% , 1.00%, 1.05% and 1.00% respectively, of each Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

Prior to September 1, 2010, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, which were calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain voluntary expense limitations. Accordingly, the voluntary expense limitations for each Fund were as follows:

Voluntary Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.20%
Cambiar Opportunity Fund, Institutional Class	0.95%
Cambiar International Equity Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar Aggressive Value Fund, Investor Class	1.50%

Effective September 1, 2012 the Adviser has contractually agreed, through September 1, 2013, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.20%
Cambiar Opportunity Fund, Institutional Class	0.95%
Cambiar International Equity Fund, Investor Class	1.20%*
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar Aggressive Value Fund, Investor Class	1.35%
Cambiar SMID Fund Investor Class	1.35%
Cambiar Global Select Fund, Investor Class	1.30%

*	Effective September 1, 2012 expense cap changed from 1.30% to 1.20%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

At October 31, 2012 the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund was $4,180,489, $313,625, $2,191,882, $252,199, $130,904 and $123,170, respectively.

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5.	Investment Transactions:

For the six-month period ended October 31, 2012, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Opportunity Fund	$346,562,570	$672,542,043
International Equity Fund	8,320,417	11,081,713
Small Cap Fund	319,408,579	382,187,075
Aggressive Value Fund	57,942,576	131,775,356
SMID Fund	646,966	734,758
Global Select Fund	323,827	341,089

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Cambiar Opportunity Fund	$(576,486)	$576,486	$—
Cambiar International Equity Fund	(29,706)	29,706	—
Cambiar Small Cap Fund	2,048,674	194,260.	(2,242,934)
Cambiar Aggressive Value Fund	(516,000)	11,080,670	(10,564,670)
Cambiar SMID Fund	3,006	—	(3,006)
Cambiar Global Select Fund	(169)	169	—

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The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cambiar Opportunity Fund
2012	$7,550,261	$—	$—	$7,550,261
2011	11,349,315	—	—	11,349,315
Cambiar International Equity Fund
2012	290,213	—	—	290,213
2011	327,643	—	—	327,643
Cambiar Small Cap Fund
2012	17,435,300	8,141,284	—	25,576,584
2011	—	—	—	—
Cambiar Aggressive Value Fund
2012	8,959,008	565,976	2,149	9,527,133
2011	1,402,723	311,560	—	1,714,283

As of April 30, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund
Undistributed Ordinary Income	$9,864,637	$512,616	$—
Undistributed Long-Term Capital Gain	—	—	8,205,980
Capital Loss Carryforwards	(341,424,704)	(5,777,941)	—
Post October Losses	(9,631,017)	(114,797)	—
Late-Year Loss Deferral	—	—	(2,155,122)
Net Unrealized Appreciation	188,483,874	3,768,907	82,274,988
Other Temporary Differences	(4)	(3,070)	—

Total Distributable Earnings /(Accumulated Losses)	$(152,707,214)	$(1,614,285)	$88,325,846

	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar Global Select Fund
Undistributed Ordinary Income	$—	$—	$10,344
Undistributed Long-Term Capital Gain	—	—	—
Capital Loss Carryforwards	(41,407,473)	(103,786)	—
Post October Losses	(26,481,428)	—	—
Late-Year Loss Deferral	(1,826,332)	(2,668)	—
Net Unrealized Appreciation (Depreciation)	(10,249,855)	48,188	98,910
Other Temporary Differences	9,694	—	—

Total Distributable Earnings /(Accumulated Losses)	$(79,955,394)	$(58,266)	$109,254

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Post-October losses represent losses realized on investment transactions from November 1, 2011 through April 30, 2012 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2012, the following Funds had capital loss carryforwards:

	Expires 2017	Expires 2018	Total Capital Loss Carryforwards
Cambiar Opportunity Fund	$54,748,449	$242,010,249	$296,758,698
Cambiar International Equity Fund	5,777,941	—	5,777,941

During the year ended April 30, 2012, the Cambiar International Equity Fund utilized $17,577 of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2012, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Cambiar Opportunity Fund	$44,666,006	$—	$44,666,006
Cambiar Aggressive Value Fund	41,391,977	15,496	41,407,473
Cambiar SMID Fund	103,786	—	103,786

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at October 31, 2012, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambiar Opportunity Fund	$813,240,668	$139,535,949	$(30,410,562)	$109,125,387
Cambiar International Equity Fund	28,314,083	4,456,473	(462,784)	3,933,689
Cambiar Small Cap Fund	992,745,827	71,878,053	(49,569,330)	22,308,723
Cambiar Aggressive Value Fund	125,579,475	30,721,357	(34,474,004)	(3,752,647)
Cambiar SMID Fund	1,531,618	54,553	(143,461)	(88,908)
Cambiar Global Select Fund	1,126,693	88,961	(33,317)	55,644

7.	Risks:

At October 31, 2012, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, can-not be established; however, based on experience, the risk of loss from such claims is considered remote.

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8.	Other:

At October 31, 2012, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	3	72%
Cambiar Opportunity Fund, Institutional Class	2	62%
Cambiar International Equity Fund	2	36%
Cambiar Small Cap Fund, Investor Class	4	74%
Cambiar Small Cap Fund, Institutional Class	3	63%
Cambiar Aggressive Value Fund	2	59%
Cambiar SMID Fund	2	93%
Cambiar Global Select Fund	1	91%

9.	Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2012.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you under-stand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/12	Ending Account Value 10/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class
Actual Fund Return	$1,000.00	$974.30	1.20%	$5.97
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar Opportunity Fund — Institutional Class
Actual Fund Return	$1,000.00	$975.40	0.95%	$4.73
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar International Equity Fund
Actual Fund Return	$1,000.00	$1,000.00	1.26%	$6.35
Hypothetical 5% Return	$1,000.00	$1,018.85	1.26%	$6.41
Cambiar Small Cap Fund — Investor Class
Actual Fund Return	$1,000.00	$941.90	1.30%	$6.36
Hypothetical 5% Return	$1,000.00	$1,018.85	1.30%	$6.61
Cambiar Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$943.40	1.05%	$5.14
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar Aggressive Value Fund
Actual Fund Return	$1,000.00	$946.10	1.35%	$6.62
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87
Cambiar SMID Fund
Actual Fund Return	$1,000.00	$928.90	1.35%	$6.56
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87
Cambiar Global Select Fund
Actual Fund Return	$1,000.00	$981.00	1.30%	$6.49
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement for the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on May 15-16, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, ownership structure, assets under management, personnel, approach to risk management, investment approach, execution quality and soft dollar policies, and business plan. In addition, the representatives discussed the use of derivatives with respect to each Fund’s investment strategy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement,

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and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last approved, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its respective benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. With respect to the Cambiar International Equity Fund and the Cambiar Small Cap Fund, the Board noted that each Fund had generally outperformed its respective benchmark index over various periods of time. With respect to the Cambiar Opportunity Fund and the Cambiar Aggressive Value Fund, the Board noted that although each Fund underperformed its respective benchmark index over recent periods of time, each Fund’s long-term performance was generally comparable to its benchmark and the Board continues to monitor the performance of these Funds. With respect to the Cambiar SMID Fund and the Cambiar Global Select Fund, the Board noted that although each Fund had a relatively short operating period, each Fund’s performance was generally comparable to its respective benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

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Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed, among other things, a report of the advisory fees paid by the Funds to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to any Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: January 4, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer,
Controller & CFO

Date: January 4, 2013